Reverse Recapitalization and Related Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Schedule Of Reverse Recapitalization	The net assets of Atlas were recognized at their carrying value immediately prior to the closing of the Business Combination with no goodwill or other intangible assets recorded and were as follows, net of transaction costs (in millions):

Cash	$201.8
Warrant liability	(39.5)
Net assets acquired	$162.3

The number of shares of common stock issued immediately following the consummation of the Business Combination were as follows:

	Number of shares
Class A and B common stock outstanding on July 1, 2021	52,572,374
Common stock issued through option exercises between July 1, 2021 and September 16, 2021	4,738,344
Vesting of unvested shares between July 1, 2021 and September 16, 2021	2,540,925
Common stock outstanding prior to the Business Combination		59,851,643
Conversion of preferred stock	64,884,120
Common stock attributable to Atlas	36,385,693
Adjustment related to reverse recapitalization*		101,269,813
Restricted stock units vested at closing		10,004,612
Common stock attributable to PIPE Financing		61,512,500
Total shares of common stock as of closing of the Business Combination and related transactions as of September 16, 2021		232,638,568
*

The corresponding adjustment to APIC related to the reverse recapitalization was comprised of (i) $162.3 million which represents the fair value of the consideration transferred in the Business Combination, less the excess of the fair value of the shares issued over the value of the net monetary assets of Atlas, net of transaction costs and (ii) $61.5 million which represents the conversion of the convertible preferred stock into New Archer Class A and Class B common stock.